Deferred income	12 Months Ended
Dec. 31, 2017
Accruals and deferred income [abstract]
Disclosure of deferred income [text block]
18	Deferred income

Deferred income consists of the following:

	For the year ended December 31
in 000€	2017	2016 *	2015 *
Deferred maintenance & license	18,723	16,799	13,136
Deferred (project) fees	3,765	4,134	2,738
Deferred government grants	1,343	419	703
Other	−	58	24
Total	23,831	21,410	16,601
of which current	18,791	17,822	14,696
non-current	5,040	3,588	1,905

* The year 2015 has been restated to reflect the reclassification of the long-term deferred income. We refer to Note 2 for more information.

The deferred maintenance and license consist of maintenance fees paid up-front which are deferred and amortized over the maintenance period.

The deferred (project) fees consist of one-time and advance payments received which are deferred over the contractual period.

The deferred government grants relate to grants received from the government mainly in relation to the construction of the building at ACTech in Germany. The grants are recognized as income under “other operating income”.